INTANGIBLES, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES, NET

NOTE 5 – INTANGIBLES, NET

Intangible assets consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30,	December 31,
	2024	2023
Customer Lists	$1,137,807	$1,137,807
Intellectual Property	5,228,548	5,228,548
Tradenames	509,818	509,818
Noncompete Agreement	282,948	282,948
Less: accumulated amortization	(889,308)	(505,091)
Net book value	$6,269,813	$6,654,030

Amortization expense from intangible assets was $384,217 and $176,599 for the six months ended June 30, 2024 and 2023, respectively, and $192,108 and $169,724 for the three months ended June 30, 2024 and 2023.

As a result of the Titan Merger, the Company recorded $5,228,548 of intellectual property, $509,818 of tradenames, a $450,307 customer list, and a $282,948 noncompete agreement on the Titan acquisition date (Note 3 – Business Combinations).

Future amortization expense from intangible assets as of June 30, 2024 were as follows:

For the Years Ended,
December 31,
Remainder of 2024	$388,249
2025	770,356
2026	770,356
2027	770,356
2028	711,930
Thereafter	2,858,566
Total remaining amortization expense	$6,269,813

NOTE 5 – INTANGIBLES, NET

Intangible assets consisted of the following as of December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Customer Lists	$1,137,807	$687,500
Intellectual Property	5,228,548	-
Tradenames	509,818	-
Noncompete Agreement	282,948	-

Less: accumulated amortization	(505,091)	-
Net book value	$6,654,030	$687,500

Amortization expense from intangible assets was $505,091 and $0 for the years ended December 31, 2023 and 2022, respectively.

On December 9, 2022, Titan entered into a purchase agreement with WTI Global, Inc. (the “seller” or “WTI”) for consideration of approximately $687,500 in exchange for intangible assets. The entire purchase consideration was allocated as fair value to the customer lists acquired from the seller. The $687,500 was funded through a combination of a note payable to the seller of $170,000 and an equity infusion from a member of Titan for $517,500. See Note 9 – Notes Payable and Note 10 – Convertible Notes Payable for further details.

As a result of the Titan Merger, the Company recorded $5,228,548 of intellectual property, $509,818 of tradenames, a $450,307 customer list, and a $282,948 noncompete agreement on the acquisition date (Note 3 – Business Combinations).

Future amortization expense from intangible assets as of December 31, 2023 were as follows:

For the Year Ended,
December 31,
2024	$772,466
2025	770,356
2026	770,356
2027	770,356
2028	711,930
Thereafter	2,858,566
Total remaining amortization expense	$6,654,030